TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other

As at December 31
($ millions)	2022	2021
Trade and accrued receivables from customers	696	743
Other receivables	51	30
Income tax receivable	73	—
Prepayments	32	32
Advances to related parties	18	—
Related party receivables	42	7
Total trade receivables and other	912	812